Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following is a summary of segment information for the three and nine months ended September 30, 2014 and 2013:

	Net Sales		Operating Income/(Loss)	Restructuring, Impairment and Transaction-Related Charges
	Products	Services
Three months ended September 30, 2014
United States Print and Related Services	$966.5	$163.6	$69.4	$9.6
International	101.8	4.5	(2.3)	1.7
Total operating segments	1,068.3	168.1	67.1	11.3
Corporate	—	—	(13.5)	2.8
Total	$1,068.3	$168.1	$53.6	$14.1

Three months ended September 30, 2013
United States Print and Related Services	$952.4	$147.2	$60.5	$19.3
International	102.9	3.5	—	0.6
Total operating segments	1,055.3	150.7	60.5	19.9
Corporate	—	—	(16.1)	7.9
Total	$1,055.3	$150.7	$44.4	$27.8

Nine months ended September 30, 2014
United States Print and Related Services	$2,649.4	$455.2	$106.8	$34.9
International	318.8	14.8	(3.1)	2.4
Total operating segments	2,968.2	470.0	103.7	37.3
Corporate	—	—	(38.6)	8.6
Total	$2,968.2	$470.0	$65.1	$45.9

Nine months ended September 30, 2013
United States Print and Related Services	$2,682.8	$431.9	$108.5	$49.8
International	323.1	8.5	(7.2)	5.6
Total operating segments	3,005.9	440.4	101.3	55.4
Corporate	—	—	(63.0)	27.5
Total	$3,005.9	$440.4	$38.3	$82.9

							Restructuring, Impairment and Transaction-Related Charges
	Net Sales		Operating Income/(Loss)	Total Assets	Depreciation and Amortization	Capital Expenditures
	Products	Services
Year ended December 31, 2013
United States Print and Related Services	$3,746.2	$593.5	$230.7	$3,552.2	$310.2	$136.3	$52.3
International	440.4	15.8	(7.7)	515.8	28.6	13.2	9.6
Total operating segments	4,186.6	609.3	223.0	4,068.0	338.8	149.5	61.9
Corporate	—	—	(80.8)	97.7	1.7	—	33.4
Total	$4,186.6	$609.3	$142.2	$4,165.7	$340.5	$149.5	$95.3

Year ended December 31, 2012
United States Print and Related Services	$3,151.3	$446.6	$216.5	$3,411.1	$303.7	$79.4	$48.5
International	487.3	8.8	(24.8)	585.9	33.0	24.1	26.3
Total operating segments	3,638.6	455.4	191.7	3,997.0	336.7	103.5	74.8
Corporate	—	—	(85.2)	101.9	1.9	—	43.5
Total	$3,638.6	$455.4	$106.5	$4,098.9	$338.6	$103.5	$118.3

Year ended December 31, 2011
United States Print and Related Services	$3,338.1	$488.0	$271.6	$4,016.4	$308.4	$151.9	$55.3
International	487.5	11.0	(19.4)	589.0	34.3	16.3	7.3
Total operating segments	3,825.6	499.0	252.2	4,605.4	342.7	168.2	62.6
Corporate	—	—	(95.3)	129.8	1.9	0.1	51.4
Total	$3,825.6	$499.0	$156.9	$4,735.2	$344.6	$168.3	$114.0

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
A reconciliation of operating income to earnings (loss) before income taxes and equity in loss of unconsolidated entities as reported in the condensed consolidated statements of operations for the three and nine months ended September 30, 2014 and 2013 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Operating income	$53.6	$44.4	$65.1	$38.3
Less: interest expense	25.1	20.9	69.5	64.1
Less: loss on debt extinguishment	—	—	6.0	—
Earnings (loss) before income taxes and equity in loss of unconsolidated entities	$28.5	$23.5	$(10.4)	$(25.8)

A reconciliation of operating income from continuing operations to earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities as reported in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Operating income from continuing operations	$142.2	$106.5	$156.9
Less: interest expense	85.5	84.0	108.0
Less: loss on debt extinguishment	—	—	34.0
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	$56.7	$22.5	$14.9